SUPPLEMENT DATED DECEMBER 1, 1998
                       TO THE PROSPECTUS DATED MAY 1, 1998
                                       OF
                           FRANKLIN VALUEMARK(R) FUNDS

I. The section "Small Cap Fund" under "Portfolio Investment Objectives and Policies" is amended as follows:

  a) The first four sentences of the second paragraph are replaced with the following:

  Portfolio investments. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of small capitalization growth companies ("small cap companies"). A small cap company generally has a market capitalization of less than $1.5 billion at the time of the Portfolio's investment and, in the opinion of the Portfolio's Manager, is positioned for rapid growth in revenues, earnings or assets. Market capitalization is the total market value of a company's outstanding common stock. The securities of small capitalization companies are traded on U.S. and foreign stock exchanges and in the over-the-counter market.

  b) The third paragraph is deleted.

II. The section "Currency Risks and their Management" under "Highlighted Risk Considerations - Foreign Transactions" is amended by replacing the second paragraph with the following three paragraphs:

  Euro. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the Euro, which will replace the national currency for participating member countries. If a Portfolio holds investments in countries with currencies replaced by the Euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

  The process to establish the Euro may result in market volatility. It is not possible to predict the impact of the Euro on the business or financial condition of European issuers or on the Portfolios. To the extent a portfolio holds non-U.S. dollar (Euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar. Franklin Resources, Inc. ("Resources"), the parent company of the Portfolios' Managers, has created an interdepartmental team to handle all Euro-related changes to enable the Franklin Templeton Group of Funds to process  transactions  accurately  and completely  with minimal  disruption to business activities. While the implementation of the Euro could have a negative effect in the Portfolios, the Managers and their affiliated service providers are taking steps that they believe are reasonably designed to address the Euro issue. III. The section "Year 2000" under "General Information" is replaced with the following:

  Year 2000 Problem. The Portfolios' business operations depend upon a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

  When the Year 2000 arrives, the Portfolios' operations could be adversely affected if the computer systems used by the Managers, their service providers and other third parties they do business with are not Year 2000 ready. For example, the portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The Portfolios could experience difficulties in effecting transactions if any of their foreign subcustodians, or if foreign broker/dealers or foreign markets, are not ready for Year 2000.

  In evaluating current and potential portfolio positions, Year 2000 is only one of the factors that the Portfolios' Managers take into consideration. The Managers will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside of the U.S., and in particular in emerging markets, may not be required to make the same level of disclosure regarding Year 2000 readiness as is required in the U.S. The Managers, of course, cannot audit each company and their major suppliers to verify their Year 2000 readiness. If a company in which a Portfolio is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of a Portfolio's portfolio holdings will have a similar impact on the price of the Portfolio's shares.

  The Managers and their affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the Portfolios' ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the Portfolios and their Managers may have no control.

IV. The section "Management" is amended by:

  a) Under  "Managers",  adding the following  sentence to the third  paragraph:
  Michael F. Price is Chairman of the Board of Directors of Franklin Mutual.

  b) Under "Managers - Manager Services and Fees," restating certain Portfolios' "1997 Management and Portfolio Administration Fees" as indicated below. The Portfolio Administration Fees for these Portfolios were inadvertently not included under "1997 Management and Portfolio Administration Fees," but were reflected in "1997 Total Operating Expenses." Accordingly, these portfolios' "1997 Total Operating Expenses" remain the same as in the May 1, 1998 prospectus.


                              `                             1997 MANAGEMENT     1997 TOTAL
-------------------------------------------------------------------------------------------
                                                            AND PORTFOLIO       OPERATING
 PORTFOLIO (EXCEPT NEW PORTFOLIOS)                        ADMINISTRATION FEES   EXPENSES
 Mutual Discovery Securities Fund ....................       .95%*               1.06%
 Mutual Shares Securities Fund .......................       .75%*                .80%
 Templeton Global Asset Allocation Fund ..............       .80%*                .94%
 Templeton International Smaller Companies Fund ......      1.00%*               1.06%

 *Includes a .15% Administration Fee which is a direct expense of the Portfolio.

  c) Under "Managers - Management Services and Fees," adding the following sentence: For the Value Securities Fund, Franklin New Jersey and FT Services have agreed in advance to waive or limit their Management and Portfolio Administration Fees and to assume as their own expense certain expenses otherwise payable by this Portfolio as necessary so that through at least December 31, 1998, the total expenses of the Portfolio do not exceed 1.00% of its average net assets.

  d) Under "Portfolio Operations," replacing the discussion for the Portfolios listed below with the following:

Global  Utilities  Securities Fund
(formerly Utility Equity Fund)

Sally Edwards-Haff
Ian Link
Growth and Income Fund
Frank Felicelli
Kent Shepherd
Small Cap Fund
Edward B. Jamieson
Michael McCarthy
Aidan O'Connell
Templeton International
Smaller Companies Fund
Simon Rudolph
Peter A. Nori
Juan J. Benito
Mutual Discovery
Securities Fund
Peter A. Langerman
Robert L. Friedman
David E. Marcus
Mutual Shares
Securities Fund
Peter A. Langerman
Robert L. Friedman
Lawrence N. Sondike
David E. Marcus

  e)  Under  "Biographical   Information,"  adding  or  revising  the  indicated
  portfolio managers' information as follows:

  Robert L. Friedman
  Chief Investment Officer and Senior Vice President
  Franklin Mutual Advisers, Inc.

  Mr. Friedman has a Bachelor of Arts degree in Humanities from Johns Hopkins University and a Masters in Business Administration from the Wharton School, University of Pennsylvania. Before November 1996, Mr. Friedman was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds from inception.

  Peter A. Langerman
  Chief Executive Officer and Senior Vice President
  Franklin Mutual Advisers, Inc.

  Mr. Langerman has a Bachelor of Arts degree from Yale University, a Masters in Science from New York University Graduate School of Business and a Juris Doctor from Stanford University Law School. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds from inception.

  David E. Marcus
  Senior Vice President
  Franklin Mutual Advisers, Inc.

  Mr. Marcus holds a Bachelor of Science in Business Administration/Finance from Northeastern University. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds since March 1998.

  Aidan O'Connell
  Portfolio Manager
  Franklin Advisers, Inc.

  Mr. O'Connell holds a Master of Business Administration degree in Finance from the University of Pennsylvania, a Master of Arts degree in International Relations from Johns Hopkins University and a Bachelor of Arts degree from Dartmouth College. Before joining the Franklin Templeton Group in May 1998, Mr. O'Connell was at Hambrecht & Quist (1991-1997). Mr. O'Connell has managed the Small Cap Fund since September 1998.

  Kent P. Shepherd
  Vice President
  Franklin Advisers, Inc.

  Mr. Shepherd holds undergraduate degrees in Economics and Political Science from Northwestern University and an MBA in International Finance from UCLA. In addition, Mr. Shepherd is a Chartered Financial Analyst and a Chartered Investment Counselor. Mr. Shepherd has been with the Franklin Templeton Group since 1991 and has managed the Growth and Income Fund since August 1998.

  Lawrence N. Sondike
  Senior Vice President
  Franklin Mutual Advisers, Inc.

  Mr. Sondike has a Bachelor of Arts degree from Cornell University and a Masters in Business Administration from New York University Graduate School of Business. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996, and has managed the Mutual Shares Fund from inception.

       Please keep this supplement with your prospectus for future reference.





                        SUPPLEMENT DATED DECEMBER 1, 1998
                       TO THE PROSPECTUS DATED MAY 1, 1998
                                       OF
                           FRANKLIN VALUEMARK(R) FUNDS


I. The section "Small Cap Fund" under "Portfolio Investment Objectives and Policies" is amended as follows:

  a) The first four sentences of the second paragraph are replaced with the following:

  Portfolio investments. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of small capitalization growth companies ("small cap companies"). A small cap company generally has a market capitalization of less than $1.5 billion at the time of the Portfolio's investment and, in the opinion of the Portfolio's Manager, is positioned for rapid growth in revenues, earnings or assets. Market capitalization is the total market value of a company's outstanding common stock. The securities of small capitalization companies are traded on U.S. and foreign stock exchanges and in the over-the-counter market.

  b) The third paragraph is deleted.

II. The section "Currency Risks and their Management" under "Highlighted Risk Considerations - Foreign Transactions" is amended by replacing the second paragraph with the following three paragraphs:

  Euro. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the Euro, which will replace the national currency for participating member countries. If a Portfolio holds investments in countries with currencies replaced by the Euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

  The process to establish the Euro may result in market volatility. It is not possible to predict the impact of the Euro on the business or financial condition of European issuers or on the Portfolios. To the extent a portfolio holds non-U.S. dollar (Euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar. Franklin Resources, Inc. ("Resources"), the parent company of the Portfolios' Managers, has created an interdepartmental team to handle all Euro-related changes to enable the Franklin Templeton Group of Funds to process  transactions  accurately  and completely  with minimal  disruption to business activities. While the implementation of the Euro could have a negative effect in the Portfolios, the Managers and their affiliated service providers are taking steps that they believe are reasonably designed to address the Euro issue. III. The section "Year 2000" under "General Information" is replaced with the following:

  Year 2000 Problem. The Portfolios' business operations depend upon a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

  When the Year 2000 arrives, the Portfolios' operations could be adversely affected if the computer systems used by the Managers, their service providers and other third parties they do business with are not Year 2000 ready. For example, the portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The Portfolios could experience difficulties in effecting transactions if any of their foreign subcustodians, or if foreign broker/dealers or foreign markets, are not ready for Year 2000. In evaluating current and potential portfolio positions, Year 2000 is only one of the factors that the Portfolios' Managers take into consideration. The Managers will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside of the U.S., and in particular in emerging markets, may not be required to make the same level of disclosure regarding Year 2000 readiness as is required in the U.S. The Managers, of course, cannot audit each company and their major suppliers to verify their Year 2000 readiness. If a company in which a Portfolio is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of a Portfolio's portfolio holdings will have a similar impact on the price of the Portfolio's shares.

  The Managers and their affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the Portfolios' ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the Portfolios and their Managers may have no control.

IV. The section "Management" is amended by:

  a) Under  "Managers",  adding the following  sentence to the third  paragraph:
  Michael F. Price is Chairman of the Board of Directors of Franklin Mutual.

  b) Under "Managers - Manager Services and Fees," restating certain Portfolios' "1997 Management and Portfolio Administration Fees" as indicated below. The Portfolio Administration Fees for these Portfolios were inadvertently not included under "1997 Management and Portfolio Administration Fees," but were reflected in "1997 Total Operating Expenses." Accordingly, these portfolios' "1997 Total Operating Expenses" remain the same as in the May 1, 1998 prospectus.


                                                       1997 Management          1997 Total
                                                         and Portfolio          Operating
------------------------------------------------------------------------------------------
 Portfolio (Except New Portfolios)                    Administration Fees       Expenses
 Mutual Discovery Securities Fund ....................       .95%*              1.06%
 Mutual Shares Securities Fund .......................       .75%*               .80%
 Templeton Global Asset Allocation Fund ..............       .80%*               .94%
 Templeton International Smaller Companies Fund ......      1.00%*              1.06%

*Includes a .15%  Administration Fee which is a direct expense of the Portfolio.

  c) Under "Managers - Management Services and Fees," adding the following sentence: For the Global Health Care Securities and Value Securities Funds, the Managers and FT Services have agreed in advance to waive or limit their Management and Portfolio Administration Fees and to assume as their own expense certain expenses otherwise payable by these Portfolios as necessary so that through at least December 31, 1998, the total expenses of each Portfolio do not exceed 1.00% of its average net assets.

  d) Under "Portfolio Operations," replacing the discussion for the Portfolios listed below with the following:

Global Health Care
Securities Fund
Kurt von Emster
Evan McCulloch
Rupert H. Johnson, Jr.
Global Utilities Securities Fund
(formerly Utility Equity Fund)
Sally Edwards-Haff
Ian Link
Growth and Income Fund
Frank Felicelli
Kent Shepherd
Small Cap Fund
Edward B. Jamieson
Michael McCarthy
Aidan O'Connell
Templeton Global
Income Securities Fund
Thomas J. Dickson
Neil S. Devlin
Templeton International
Smaller Companies Fund
Simon Rudolph
Peter A. Nori
Juan J. Benito
Mutual Discovery
Securities Fund
Peter A. Langerman
Robert L. Friedman
David E. Marcus
Mutual Shares
Securities Fund
Peter A. Langerman
Robert L. Friedman
Lawrence N. Sondike
David E. Marcus

  e)  Under  "Biographical   Information,"  adding  or  revising  the  indicated
  portfolio managers' information as follows:

Robert L. Friedman
Chief Investment Officer and Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Friedman has a Bachelor of Arts degree in Humanities from Johns Hopkins University and a Masters in Business Administration from the Wharton School, University of Pennsylvania. Before November 1996, Mr. Friedman was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds from inception.

Peter A. Langerman
Chief Executive Officer and Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Langerman has a Bachelor of Arts degree from Yale University, a Masters in Science from New York University Graduate School of Business and a Juris Doctor from Stanford University Law School. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds from inception.

David E. Marcus
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Marcus holds a Bachelor of Science in Business Administration/Finance from Northeastern University. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds since March 1998.

Aidan O'Connell
Portfolio Manager
Franklin Advisers, Inc.

Mr. O'Connell holds a Master of Business Administration degree in Finance from the University of Pennsylvania, a Master of Arts degree in International Relations from Johns Hopkins University and a Bachelor of Arts degree from Dartmouth College. Before joining the Franklin Templeton Group in May 1998, Mr. O'Connell was at Hambrecht & Quist (1991-1997). Mr. O'Connell has managed the Small Cap Fund since September 1998.

Kent P. Shepherd
Vice President
Franklin Advisers, Inc.

Mr. Shepherd holds undergraduate degrees in Economics and Political Science from Northwestern University and an MBA in International Finance from UCLA. In addition, Mr. Shepherd is a Chartered Financial Analyst and a Chartered Investment Counselor. Mr. Shepherd has been with the Franklin Templeton Group since 1991 and has managed the Growth and Income Fund since August 1998.

Lawrence N. Sondike
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Sondike has a Bachelor of Arts degree from Cornell University and a Masters in Business Administration from New York University Graduate School of Business. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996, and has managed the Mutual Shares Fund from inception.

Please keep this supplement with your prospectus for future reference.